Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Computer equipment	$664	$289
Leasehold improvements	384	427
Furniture and fixtures	14	14

Total property and equipment	1,062	730
Less: accumulated depreciation	(377)	(214)

Property and equipment, net	$685	$516